UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY




Investment Company Act file number   811-22354
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           Grosvenor Registered Multi-Strategy Fund (TE), LLC
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               (Exact name of registrant as specified in charter)

       900 North Michigan Avenue, Suite 1100, Chicago, Illinois 60611
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  (Address of principal executive offices)                      (Zip code)

Scott J. Lederman                     George J. Zornada
Grosvenor Registered Multi-Strategy   K&L Gates LLP
Funds				      State Street Financial Center
900 North Michigan Avenue, Suite 1100 One Lincoln Street
Chicago, Illinois 60611               Boston, Massachusetts 02111-2950
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                     (Name and address of agent for service)


Registrant's telephone number, including area code: (312) 506-6500
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Date of fiscal year end:    March 31
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Date of reporting period:   July 1, 2012 - June 30, 2013
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


******************************* FORM N-Px REPORT *******************************


Item 1: Proxy Voting Record


During the period July 1, 2012 through June 30, 2013, Grosvenor Registered Multi-Strategy Fund (TE), LLC did not vote any proxies.



                                   SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Grosvenor Registered Multi-Strategy Fund (TE), LLC
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By (Signature and Title)*     /s/ Scott J. Lederman, President
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				  Scott J. Lederman, President

Date: July 12, 2013


* Print the name and title of each signing officer under his or her signature.